Schedule of Options Outstanding and Exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	Mar. 12, 2020	Mar. 12, 2020
Number Outstanding	500,000	500,000
Number Exercisable	333,333	333,333
Exercise Price	$ 0.40	$ 0.40
Expiration Date	Mar. 12, 2025	Mar. 12, 2025
Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	Jun. 27, 2020	Jun. 27, 2020
Number Outstanding	150,000	150,000
Number Exercisable	100,000	100,000
Exercise Price	$ 0.40	$ 0.40
Expiration Date	Jun. 27, 2025	Jun. 27, 2025
Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	Jan. 01, 2021	Jan. 01, 2021
Number Outstanding	450,000	450,000
Number Exercisable	300,000	150,000
Exercise Price	$ 0.65	$ 0.65
Expiration Date	Dec. 31, 2025	Dec. 31, 2025
Options Held [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number Outstanding	1,100,000	1,100,000
Number Exercisable	583,333	583,667